Cover	Jun. 18, 2026
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Heartbeam, Inc.’s (the “Company”) with the Securities and Exchange Commission on June 24, 2026 (the “Original Filing”). The Original Filing reported under Item 5.02 that it was expected that the Company and Robert P. Eno would enter into a consulting agreement, and that any payment of the severance amounts pursuant to the terms of Mr. Eno’s Employment Agreement dated as of January 17, 2023 is subject to Mr. Eno’s execution of a release of claims satisfactory to the Company. This Amendment is being filed to disclose that the consulting agreement and release of claims referenced in the Original Filing were executed on July 30, 2026, and to provide the material terms thereof as required by Item 5.02. Except as set forth herein, this Amendment does not amend, update, or change any other disclosures in the Original Filing.
Document Period End Date	Jun. 18, 2026
Entity File Number	001-41060
Entity Registrant Name	HEARTBEAM, INC.
Entity Central Index Key	0001779372
Entity Tax Identification Number	47-4881450
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2118 Walsh Avenue
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Santa Clara
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95050
City Area Code	408
Local Phone Number	899-4443
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	BEAT
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrant
Trading Symbol	BEATW
Security Exchange Name	NASDAQ